As filed with the Securities and Exchange Commission on February 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich

2300 Contra Costa Boulevard, Suite 600

Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

GuideMarkSM Global Real Return Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 114.95%

	Exchange Traded Funds - 114.95%
68,259	Energy Select Sector SPDR Fund (a)	$4,876,423
31,764	Market Vectors Gold Miners ETF	1,473,532
11	PowerShares DB Agriculture Fund (b)	307
480,818	PowerShares DB Commodity Index Tracking Fund (a)(b)	13,357,124
55,295	PowerShares DB Energy Fund (b)	1,543,283
52,293	PowerShares DB Gold Fund (a)(b)	2,999,004
97,842	PowerShares Global Agriculture Portfolio (a)	3,006,685
222,727	SPDR Barclays Capital TIPS ETF	13,523,983
138,588	SPDR DB International Government Inflation-Protected Bond ETF (a)	8,805,882
222,251	SPDR Dow Jones International Real Estate ETF (a)	9,190,079
121,738	SPDR Dow Jones REIT ETF (a)	8,883,222
77,482	SPDR Metals and Mining ETF (a)	3,497,537
482,967	SPDR S&P Global Natural Resources ETF (a)	24,901,779
80,681	SPDR S&P International Energy Sector ETF (a)	2,013,717
		98,072,557
	Total Investment Companies (Cost $99,265,670)	98,072,557

	SHORT TERM INVESTMENTS - 0.45%

	Money Market Funds - 0.45%
382,492	Federated Prime Obligations Fund Effective Yield, 0.11%	382,492
	Total Short Term Investments (Cost $382,492)	382,492

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.53%

	Money Market Funds - 31.53%
26,898,772	First American Government Obligations Fund Effective Yield, 0.02%	26,898,772

	Total Investments Purchased as Securities Lending Collateral (Cost $26,898,772)	26,898,772

	Total Investments (Cost $126,546,934) - 146.93%	125,353,821
	Liabilities in Excess of Other Assets - (46.93)%	(40,037,700)
	TOTAL NET ASSETS - 100.00%	$85,316,121

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$126,546,934
Gross unrealized appreciation	4,414,874
Gross unrealized depreciation	(5,607,987)
Net unrealized depreciation	($1,193,113)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Opportunistic Fixed Income Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 0.36%

685,455	Diamond Resorts Owner Trust
	2011-1A, 4.000%, 03/20/2023 (Acquired 04/21/2011, Cost $680,720) (b)	$705,350
235,117	Sierra Receivables Funding Co. LLC
	2012-1A, 2.840%, 11/20/2028 (Acquired 03/14/2012, Cost $235,067) (b)	239,863
	Total Asset Backed Securities (Cost $915,787)	945,213

	BANK LOANS - 3.14%

85,000	Acosta
	5.000%, 03/02/2018	85,850
115,000	AmWINS Group, Inc.
	9.250%, 12/06/2019	116,437
125,000	AOT Bedding Super Holdings, LLC
	5.000%, 09/19/2019	125,356
143,913	Applied Systems
	5.500%, 12/08/2016	145,172
95,759	Arch Coal, Inc.
	5.750%, 05/16/2018	96,974
238,200	Ascend Performance Materials LLC
	6.750%, 04/10/2018	236,562
70,000	AssuraMed
	5.500%, 10/19/2019	70,766
200,000	Bass Pro Group, LLC
	4.000%, 11/16/2019	200,417
55,000	BJ’s Wholesale Club
	5.750%, 03/29/2019	56,856
	Blackboard, Inc.
337,985	6.250%, 10/04/2018	338,915
154,891	7.500%, 10/04/2018	156,744
175,000	Brand Energy and Infrastructure Services, Inc.
	6.250%, 10/16/2018	173,196
84,788	Calpine Corporation
	4.500%, 04/01/2018	85,732
44,887	CPG International, Inc.
	5.750%, 09/18/2019	45,130
30,000	David’s Bridal, Inc.
	5.000%, 10/11/2019	30,119
75,000	Dematic Corp.
	4.000%, 12/18/2019	75,281
79,400	DS Waters of America, Inc.
	10.500%, 08/29/2017	81,832
252,057	Edwards Extended
	5.500%, 05/31/2016	252,687
54,863	Essar Steel Algoma, Inc.
	8.750%, 09/20/2014	54,725
105,000	First Data Corporation
	5.211%, 09/13/2018	103,228
70,000	FleetPride Corp.
	5.250%, 11/19/2019	70,292
379,050	Fortescue Metals Group Ltd.
	5.250%, 10/18/2017	382,870
155,000	Getty Images, Inc.
	4.750%, 10/18/2019	155,412
90,000	Hamilton Sundstrand Corp.
	5.000%, 12/07/2019	90,908
110,000	HarbourVest Partners
	4.750%, 11/21/2017	110,825
130,000	Houghton International, Inc.
	6.250%, 12/11/2019	131,341
	Kindred Healthcare, Inc.
123,744	5.250%, 06/01/2018	121,166
30,000	6.000%, 06/01/2018	29,375
195,000	Level 3 Finance
	4.750%, 08/01/2019	196,117
385,000	MGM Resorts International
	4.250%, 12/17/2019	389,692
327,857	NGPL PipeCo, LLC
	6.750%, 09/15/2017	336,299
25,000	Nuveen Investments, Inc.
	5.811%, 05/13/2017	25,187
140,000	NXP Semiconductors USA, Inc.
	4.750%, 01/06/2020	140,831
73,000	P.F. Chang’s China Bistro, Inc.
	5.250%, 07/02/2019	73,821
84,788	Par Pharmaceuticals
	5.000%, 09/30/2019	84,902
90,000	Paradigm
	10.500%, 07/24/2020	91,462
240,000	Patriot Coal Corporation (DIP)
	9.250%, 10/04/2013	241,800
185,000	Phoenix Services, LLC
	7.750%, 06/30/2017	186,387
120,000	Pinnacle Agriculture Holdings
	6.750%, 11/14/2018	117,750
215,000	Quintiles Corp.
	3.558%, 06/08/2018	216,747
210,000	Riverbed Technology, Inc.
	4.000%, 10/29/2019	212,100
105,000	Sensus Metering Systems
	8.500%, 05/09/2018	105,525
90,000	Sequa Corp.
	5.250%, 06/14/2017	90,750
79,000	Six3 Systems, Inc.
	7.000%, 09/28/2019	79,099
180,000	SRA International, Inc.
	6.500%, 07/20/2018	172,125
65,000	SunGard Data Systems, Inc.

	3.500%, 01/14/2020	65,731
105,000	TCW Group, Inc.
	3.000%, 12/20/2019	105,262
130,000	Tempur-Pedic International, Inc.
	4.000%, 11/20/2019	131,815
	The TriZetto Group, Inc.
138,918	4.750%, 05/02/2018	138,536
35,000	8.500%, 03/27/2019	34,891
29,925	Transtar, Inc.
	5.500%, 10/10/2018	30,299
154,613	TricorBraun, Inc.
	5.503%, 05/03/2018	155,837
129,850	Truven Health Analytics
	5.750%, 06/06/2019	130,256
50,000	United Surgical Partners International, Inc.
	6.000%, 04/03/2019	50,583
335,000	Valeant Pharmaceuticals International, Inc.
	4.250%, 02/08/2019	337,552
176,628	Visant Holding Corp.
	5.250%, 12/22/2016	160,467
55,000	Warner Music Group
	5.250%, 10/25/2018	55,710
50,000	WESCO International, Inc.
	4.500%, 12/04/2019	50,337
179,550	West Corp.
	5.750%, 06/30/2018	182,131
120,000	Wilsonart International, Inc.
	5.500%, 10/31/2019	121,080
128	Wolverine World Wide, Inc.
	4.000%, 06/29/2019	129
109,724	Zayo Group, LLC
	5.250%, 07/02/2019	111,041
	Total Bank Loans (Cost $8,121,904)	8,246,419

	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.53%

	American Home Mortgage Investment Trust
268,709	2005-2, 2.010%, 09/25/2045 (c)	257,518
203,433	2006-1, 0.350%, 03/26/2046 (c)	157,446
	Banc of America Funding Corp.
171,851	2004-B, 3.003%, 11/20/2034 (c)	152,908
2,365,676	2006-3, 5.750%, 03/25/2036	2,303,346
132,983	2008-R4, 0.660%, 07/25/2037 (Acquired 10/17/2012, Cost $81,305) (b)(c)	80,484
1,224,742	2007-8, 6.000%, 08/25/2037	1,097,157
166,744	Bank of America Mortgage Securities, Inc.
	2005-A, 3.002%, 02/25/2035 (c)	162,288
266,975	Bear Stearns Adjustable Rate Mortgage Trust
	2004-1, 2.958%, 04/25/2034 (c)	257,392
240,000	Bear Stearns Commercial Mortgage Securities
	2003-PWR2, 5.812%, 05/11/2039 (Acquired 03/06/2012, Cost $246,400) (b)(c)	243,818
123,678	Bella Vista Mortgage Trust
	2005-1, 0.481%, 02/22/2035 (c)	91,646
835,000	CFCRE Commercial Mortgage Trust
	2011-C1, 5.549%, 04/15/2044 (Acquired 04/19/2011 and 05/17/2011, Cost $828,420) (b)(c)	901,746
1,717,776	Chase Mortgage Finance Corp.
	2007-S3, 6.000%, 05/25/2037	1,505,872
	CHL Mortgage Pass-Through Trust
82,260	2004-HYB4, 2.773%, 09/20/2034 (c)	77,080
403,772	2004-HYB8, 3.614%, 01/20/2035 (c)	377,519
109,000	2005-11, 0.480%, 04/25/2035 (c)	76,527
399,022	2005-13, 5.500%, 06/25/2035	401,280
932,212	Citigroup Mortgage Loan Trust
	2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $966,958) (b)	969,766
	Citimortgage Alternative Loan Trust
199,269	2006-A3, 6.000%, 07/25/2036	153,409
371,720	2007-A6, 6.000%, 06/25/2037	317,037
	Countrywide Alternative Loan Trust
276,372	2006-J4, 6.250%, 07/25/2036	188,634
264,445	2007-4CB, 5.750%, 04/25/2037	224,977
	Credit Suisse First Boston Mortgage Securities Corp.
70,636	2005-1, 5.250%, 05/25/2028	70,046
197,789	2005-10, 5.500%, 11/25/2035	169,639
255,695	Credit Suisse Mortgage Capital Certificates
	2006-8, 6.500%, 10/25/2021	210,874
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
1,027,260	2006-9, 6.000%, 11/25/2036	955,400
1,057,850	2007-1, 6.000%, 02/25/2037	916,456
1,255,000	Deutsche Bank - UBS Mortgage Trust
	2011-LC1, 5.557%, 11/13/2046 (Acquired 04/15/2011 and 06/20/2011, Cost $1,212,754) (b)(c)	1,314,341
764,627	First Horizon Alternative Mortgage Securities
	2007-FA4, 6.250%, 08/25/2037	615,240
1,035,464	First Horizon Mortgage Pass-Through Trust
	2007-4, 6.000%, 08/25/2037	976,059
321,086	GMAC Mortgage Corp Loan Trust
	2005-AR4, 3.580%, 07/19/2035 (c)	295,986
	GSR Mortgage Loan Trust
63,229	2004-14, 3.123%, 12/25/2034 (c)	55,620
226,859	2005-AR4, 3.134%, 07/25/2035 (c)	211,477
301,409	2006-8F, 6.000%, 09/25/2036	260,618
1,721,500	2006-9F, 6.500%, 10/25/2036	1,551,361
887,198	2007-4F, 6.000%, 07/25/2037	827,020
683,649	Impac Secured Assets Trust
	2007-2, 0.320%, 05/25/2037 (c)	425,592
1,147,606	IndyMac IMJA Mortgage Loan Trust
	A-1, 6.250%, 11/25/2037	1,031,402
	IndyMac Index Mortgage Loan Trust
60,600	2005-AR16IP, 0.530%, 07/25/2045 (c)	48,328
1,070,245	2005-AR1, 2.731%, 03/25/2035 (c)	1,006,754
8,980,105	JP Morgan Chase Commercial Mortgage Services
	2012-C8, 2.223%, 10/17/2045 (c)(e)	1,200,645
	Master Adjustable Rate Mortgages Trust
1,194,457	2006-2, 2.992%, 01/25/2036 (c)	1,123,618
542,390	2006-2, 2.991%, 04/25/2036 (c)	480,108

152,820	MLCC Mortgage Investors, Inc.
	2006-2, 2.342%, 05/25/2036 (c)	152,401
400,000	Morgan Stanley Capital I
	2011-C2, 5.317%, 06/17/2044 (Acquired 06/22/2011, Cost $342,798) (b)(c)	393,748
	Morgan Stanley Mortgage Loan Trust
1,647,122	2005-10, 6.000%, 12/25/2035	1,392,108
401,878	2006-11, 6.000%, 08/25/2036	332,658
200,000	Motel 6 Trust
	2012-MTL6, 3.781%, 10/07/2025 (Acquired 11/02/2012, Cost $199,999) (b)(c)	200,883
135,983	New York Mortgage Trust
	2006-1, 2.988%, 05/25/2036 (c)	114,549
	Residential Asset Securitization Trust
438,225	2005-A8CB, 5.375%, 07/25/2035	369,032
1,543,930	2007-A2, 6.000%, 04/25/2037	1,370,704
1,197,069	2007-A6, 6.000%, 06/25/2037	1,056,341
1,485,603	2007-A7, 6.000%, 07/25/2037	1,212,827
219,575	Residential Funding Mortgage Securities I
	2006-S1, 5.750%, 01/25/2036	221,568
	WaMu Mortgage Pass-Through Certificate
56,144	2006-AR17, 0.976%, 12/25/2046 (c)	48,158
106,604	2007-OA3, 0.926%, 04/25/2047 (c)	96,001
625,557	Wells Fargo Alternative Loan Trust
	2007-PA1, 6.000%, 03/25/2037	536,756
	Wells Fargo Mortgage Backed Securities Trust
207,899	2005-11, 5.500%, 11/25/2035	215,833
144,045	2005-17, 5.500%, 01/25/2036	149,536
1,350,000	Wells Fargo - RBS Commercial Mortgage Trust
	2011-C2, 5.465%, 02/18/2044 (Acquired 04/06/2011 and 04/29/2011, Cost $1,324,367) (b)(c)	1,347,175
	Total Collateralized Mortgage Obligations (Cost $31,996,376)	32,954,712

Number of Shares
	COMMON STOCKS - 1.29%

	Chemicals - 0.08%
10,808	Tronox Ltd.	197,246

	Diversified Financial Services - 0.06%
3,797	JPMorgan Chase & Co.	166,954

	Diversified Telecommunication Services - 0.31%
5,886	AT&T, Inc.	198,417
11,942	Deutsche Telekom AG - ADR	135,685
5,482	France Telecom SA - ADR	60,576
11,285	Telefonica SA - ADR	152,235
5,918	Verizon Communications, Inc.	256,072
		802,985

	Industrial Conglomerates - 0.03%
762	Siemens AG - ADR	83,416

	Metals & Mining - 0.08%
1,884	Barrick Gold Corp.	65,959
1,743	Goldcorp, Inc.	63,968
1,443	Newmont Mining Corp.	67,013
		196,940

	Oil & Gas - 0.34%
1,625	Chevron Corp.	175,728
2,477	Exxon Mobil Corp.	214,384
3,106	Royal Dutch Shell Plc - ADR	214,159
2,856	Statoil ASA - ADR	71,514
4,315	Total SA - ADR	224,423
		900,208

	Pharmaceuticals - 0.10%
2,193	Bristol Myers Squibb Co.	71,470
2,838	GlaxoSmithKline Plc - ADR	123,368
3,017	Pfizer, Inc.	75,666
		270,504

	Semiconductor & Semiconductor Equipment - 0.03%
1,800	KLA-Tencor Corp.	85,968

	Software - 0.04%
4,283	Microsoft Corp.	114,485

	Textiles, Apparel & Luxury Goods - 0.03%
1,478	NIKE, Inc.	76,265

	Tobacco - 0.10%
4,248	Altria Group, Inc.	133,472
1,483	Philip Morris International, Inc.	124,038
		257,510

	Wireless Telecommunication Services - 0.09%
9,708	Vodafone Group Plc - ADR	244,544
	Total Common Stocks (Cost $3,401,330)	3,397,025

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.18%

	Auto Components - 0.10%
140,000	TRW Automotive, Inc.
	3.500%, 12/01/2015	268,188

	Automobiles - 0.13%
205,000	Ford Motor Co.
	4.250%, 11/15/2016	325,950

	Biotechnology - 0.15%
125,000	Gilead Sciences, Inc.
	1.625%, 05/01/2016	211,016
165,000	Vertex Pharmaceuticals, Inc.
	3.350%, 10/01/2015	186,347
		397,363

	Communications Equipment - 0.12%
280,000	Ciena Corp.
	3.750%, 10/15/2018 (Acquired 01/17/2012, Cost $290,016) (b)	316,575

	Computers & Peripherals - 0.24%
185,000	EMC Corp.
	1.750%, 12/01/2013	295,423
295,000	SanDisk Corp.
	1.500%, 08/15/2017	343,675
		639,098

	Oil & Gas - 0.16%
105,000	Chesapeake Energy Corp.

	2.750%, 11/15/2035	100,931
335,000	Peabody Energy Corp.
	4.750%, 12/15/2066	324,322
		425,253

	Pharmaceuticals - 0.03%
35,000	Mylan, Inc.
	3.750%, 09/15/2015	74,572

	Semiconductor & Semiconductor Equipment - 0.13%
285,000	Intel Corp.
	3.250%, 08/01/2039	335,409

	Textiles, Apparel & Luxury Goods - 0.12%
300,000	Iconix Brand Group, Inc.
	2.500%, 06/01/2016 (Acquired 12/10/2012, 12/12/2012, and 12/14/2012, Cost $305,780) (b)	312,187
	Total Convertible Obligations (Cost $3,111,042)	3,094,595

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.45%

	Automobiles - 0.16%
9,570	General Motors Co.	422,324

	Banks - 0.22%
188	Bank of America Corporation	213,380
305	Wells Fargo & Co.	373,625
		587,005

	Oil & Gas - 0.07%
200	Chesapeake Energy Corp. (Acquired 10/19/2012, Cost $200,633 (b)	178,125
	Total Convertible Preferred Stocks (Cost $1,133,320)	1,187,454

Principal Amount
	CORPORATE OBLIGATIONS - 23.17%

	Aerospace & Defense - 0.35%
	Meccanica Holdings USA, Inc.
400,000	6.250%, 07/15/2019 (Acquired 01/10/2012, Cost $323,664) (b)	401,692
275,000	7.375%, 07/15/2039 (Acquired 08/17/2011 and 10/02/2012, Cost $250,395) (b)	256,157
305,000	6.250%, 01/15/2040 (Acquired 07/29/2012 and 12/07/2012, Cost $267,572) (b)	263,903
		921,752

	Airlines - 0.61%
269,684	Delta Air Lines, Inc.
	2007-1, 6.821%, 02/10/2024 (c)	301,021
	Continental Airlines, Inc.
85,000	4.000%, 04/29/2026	89,463
70,000	5.500%, 04/29/2022	73,150
135,000	6.125%, 04/29/2018 (Acquired 12/12/2012, Cost $135,000) (b)	136,012
335,856	6.545%, 02/02/2019	366,083
	US Airways Group, Inc.
415,000	2012-1, 5.900%, 04/01/2026	452,350
180,000	2012-2, 4.625%, 12/03/2026	183,150
		1,601,229

	Banks - 2.85%
200,000,000	Banco Santander Chile
	6.500%, 09/22/2020 (Acquired 11/29/2012, 12/04/2012, and 12/06/2012, Cost $423,208) (b)	419,843
100,000	Bankia SA
	4.375%, 02/14/2017	123,408
500,000	Barclays Bank Plc
	6.000%, 01/14/2021	748,601
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	109,750
100,000	5.000%, 08/15/2022	107,137
820,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.950%, 11/09/2022	841,417
	Eksportfinans ASA
545,000	2.000%, 09/15/2015	521,994
160,000	2.375%, 05/25/2016	152,763
335,000	2.250%, 02/11/2021	332,964
1,000,000	Halyk Savings Bank of Kazakhstan JSC
	7.250%, 01/28/2021 (Acquired 04/05/2011 through 04/11/2011, Cost $1,017,507) (b)	1,078,800
630,000	Lloyds TSB Bank Plc
	6.500%, 03/24/2020	952,264
300,000	Societe Generale SA
	9.375%, 09/01/2099 (c)	444,412
	Royal Bank of Scotland Group PLC
450,000	4.350%, 01/23/2017	611,030
425,000	6.125%, 12/15/2022	450,258
400,000	6.934%, 04/09/2018	597,796
		7,492,437

	Building Products - 0.16%
420,000	Owens Corning
	4.200%, 12/15/2022	427,981

	Business Services - 0.47%
1,120,000	Alfa Bond Issuance Plc
	7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (b)	1,246,000

	Capital Markets - 0.04%
100,000	E*TRADE Financial Corp.
	6.375%, 11/15/2019	103,000

	Chemicals - 0.41%
660,000	Hercules, Inc.
	6.500%, 06/30/2029	609,675
200,000	Mexichem SAB de CV
	6.750%, 09/19/2042 (Acquired 09/12/2012, Cost $200,000) (b)	225,000
	Ineos Group Holdings Ltd.
100,000	8.500%, 02/15/2016 (Acquired 04/12/2011, Cost $101,059) (b)	100,000
100,000	7.875%, 02/15/2016 (Acquired 10/25/2011, Cost $118,959) (b)	131,204
		1,065,879

	Commercial Services & Supplies - 0.33%
200,000	Emergency Medical Services Corp.
	8.125%, 06/01/2019	220,625
100,000	Jaguar Holding Co. I
	9.375%, 10/15/2017 (Acquired 10/10/2012, Cost $98,151) (b)(c)	105,500
515,000	Steelcase, Inc.
	6.375%, 02/15/2021	549,519

		875,644

	Communications - 0.15%
150,000	CCO Holdings LLC
	8.125%, 04/30/2020	168,750
200,000	Univision Communications, Inc.
	7.875%, 11/01/2020 (Acquired 04/20/2011, Cost $212,260) (b)	217,500
		386,250

	Computers & Peripherals - 0.15%
380,000	Hewlett Packard Co.
	4.650%, 12/09/2021	382,170

	Construction Materials - 0.08%
200,000	Cemex S.A.B. de C.V.
	9.000%, 01/11/2018 (Acquired 07/06/2011 and 07/13/2012, Cost $190,101) (b)	217,500

	Consumer Finance - 0.09%
200,000	Ally Financial, Inc.
	7.500%, 09/15/2020	242,250

	Diversified Business Services - 0.11%
250,000	United Rentals, Inc.
	8.375%, 09/15/2020	278,125

	Diversified Financial Services - 1.42%
630,000	Doric Nimrod Air Finance Alpha Ltd.
	5.125%, 11/30/2024 (Acquired 06/28/2012, Cost $630,000) (b)	658,350
100,000	Ford Motor Credit Co. LLC
	5.750%, 02/01/2021	115,383
900,000	General Electric Capital Corp.
	7.125%, 06/15/2022 (c)	1,021,286
100,000	Nuveen Investments, Inc.
	9.500%, 10/15/2020 (Acquired 09/12/2012, Cost $100,000) (b)	100,000
100,000	Pinnacle Foods Finance LLC
	8.250%, 09/01/2017	107,000
675,000	Sasol Financing International PLC
	4.500%, 11/14/2022	680,906
400,000	Schahin II Finance Co SPV Ltd.
	5.875%, 09/25/2022 (Acquired 03/21/2012 and 04/25/2012, Cost $400,462) (b)	428,000
715,000	Textron Financial Corp.
	6.000%, 02/15/2067 (Acquired 02/23/2012, 03/09/2012, 03/19/2012, and 04/24/2012, Cost $579,919) (b)(c)	629,200
		3,740,125

	Diversified Manufacturing - 0.26%
600,000	Votorantim Cimentos SA
	7.250%, 04/05/2041 (Acquired 04/06/2011, Cost $594,000) (b)	678,000

	Diversified Telecommunication Services - 0.83%
1,705,000	Brasil Telecom SA
	9.750%, 09/15/2016 (Acquired 09/08/2011 and 04/19/2012, Cost $1,008,854) (b)	878,522
250,000	Cricket Communications, Inc.
	7.750%, 10/15/2020	256,250
150,000	Frontier Communications Corp.
	8.500%, 04/15/2020	173,250
145,000	Level 3 Communications, Inc.
	8.875%, 06/01/2019 (Acquired 07/18/2012, Cost $145,000) (b)	154,969
710,000	Qwest Corp.
	7.200%, 11/10/2026	715,680
		2,178,671

	Electrical Equipment, Instruments & Components - 0.29%
740,000	Ingram Micro, Inc.
	5.000%, 08/10/2022	760,614

	Energy Equipment & Services - 0.74%
200,000	Cie Generale de Geophysique - Veritas
	7.750%, 05/15/2017	209,000
580,000	Cia de Eletricidade do Estado da Bahia
	11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (b)	304,872
380,000	Global Geophysical Services, Inc.
	10.500%, 05/01/2017	340,100
400,000	Odebrecht Finance Ltd.
	7.125%, 06/26/2042 (Acquired 06/21/2012, Cost $393,916) (b)	466,000
	Basic Energy Services, Inc.
330,000	7.750%, 02/15/2019	330,000
310,000	7.750%, 10/15/2022 (Acquired 10/01/2012, Cost $310,000) (b)	303,800
		1,953,772

	Food & Staples Retailing - 0.11%
115,000	Delhaize Group SA
	5.700%, 10/01/2040	108,155
175,000	SUPERVALU, Inc.
	7.500%, 11/15/2014	170,625
		278,780

	Food Products - 0.45%
700,000	BRF-Brasil Foods SA
	5.875%, 06/06/2022 (Acquired 05/31/2012, Cost $693,490) (b)	773,500
200,000	Del Monte Corp.
	7.625%, 02/15/2019	209,500
200,000	JBS USA, LLC/JBS USA Finance, Inc.
	8.250%, 02/01/2020 (Acquired 01/25/2012 and 05/17/2012, Cost $197,069) (b)	213,000
		1,196,000

	Health Care Equipment & Supplies - 0.04%
100,000	Hologic, Inc.
	6.250%, 08/01/2020 (Acquired 07/19/2012, Cost $100,000) (b)	108,250

	Health Care Providers & Services - 0.28%
200,000	Community Health Systems, Inc.
	8.000%, 11/15/2019	217,500
100,000	DaVita, Inc.
	5.750%, 08/15/2022	105,875
	HCA Holdings, Inc.
195,000	6.250%, 02/15/2021	200,363
200,000	7.875%, 02/15/2020	223,500
4,000	Vanguard Health Systems, Inc.
	0.000%, 02/01/2016 (d)	3,040
		750,278

	Hotels, Restaurants & Leisure - 0.38%
405,000	Mandalay Resort Group
	7.625%, 07/15/2013	415,125
100,000	ClubCorp Club Operations, Inc.
	10.000%, 12/01/2018	111,750
250,000	Caesars Entertainment Operating Co., Inc.

	11.250%, 06/01/2017	269,063
200,000	MGM Resorts International
	7.500%, 06/01/2016	215,500
		1,011,438

	Household Products - 0.10%
250,000	Reynolds Group Issuer LLC
	8.250%, 02/15/2021 (c)	255,000

	Independent Power Producers & Energy Traders - 0.64%
132,000	Calpine Corp.
	7.500%, 02/15/2021 (Acquired 04/04/2011, Cost $137,537) (b)	146,520
755,000	Energy Future Holdings Corp.
	10.000%, 01/15/2020	847,487
	Enel Finance International NV
200,000	6.800%, 09/15/2037 (Acquired 09/01/2011, Cost $186,740) (b)	209,536
500,000	6.000%, 10/07/2039 (Acquired 09/01/2011, 09/09/2011, 09/14/2011, 05/17/2012, and 05/22/2012, Cost $417,545) (b)	485,755
		1,689,298

	Industrial Conglomerates - 0.14%
350,000	Grupo KUO SAB De CV
	6.250%, 12/04/2022 (Acquired 11/29/2012, Cost $350,000) (b)	375,375

	Insurance - 0.64%
900,000	AXA SA
	6.379%, 12/01/2049 (Acquired 10/17/2012, 10/25/2012, and 11/01/2012, Cost $848,625) (b)(c)	886,500
650,000	Metlife Capital Trust IV
	7.875%, 12/15/2037 (Acquired 04/12/2011, Cost $710,396) (b)(c)	802,750
		1,689,250

	Internet Software & Services - 0.08%
200,000	Baidu, Inc.
	3.500%, 11/28/2022	201,561

	Investment Companies - 0.04%
100,000	PBF Holding Co. LLC / PBF Finance Corp.
	8.250%, 02/15/2020 (Acquired 01/27/2012, Cost $98,565) (b)	108,250

	Machinery - 0.11%
200,000	Navistar International Corp.
	8.250%, 11/01/2021	194,000
100,000	Terex Corp.
	6.000%, 05/15/2021	105,750
		299,750

	Media - 0.89%
150,000	DISH DBS Corp.
	7.125%, 02/01/2016	168,750
200,000	Nara Cable Funding Ltd.
	8.875%, 12/01/2018 (Acquired 01/30/2012, Cost $188,947) (b)	204,500
100,000	Unitymedia Hessen GmbH & Co. KG
	5.750%, 01/15/2023 (Acquired 11/30/2012, Cost $130,054) (b)	139,916
	Clear Channel Communications, Inc.
760,000	5.500%, 09/15/2014	712,500
200,000	9.000%, 03/01/2021	179,500
	Clear Channel Worldwide Holdings, Inc.
830,000	7.625%, 03/15/2020	840,375
100,000	6.500%, 11/15/2022 (Acquired 11/06/2012, Cost $100,000) (b)	104,250
		2,349,791

	Metals & Mining - 1.74%
760,000	Anglo American Capital PLC
	4.125%, 09/27/2022 (Acquired 09/20/2012, Cost $754,285) (b)	795,601
405,000	AngloGold Ashanti Holdings PLC
	5.125%, 08/01/2022	411,233
250,000	FMG Resources Ltd.
	6.875%, 02/01/2018 (Acquired 04/26/2011, Cost $262,927) (b)	259,063
200,000	Inmet Mining Corp.
	8.750%, 06/01/2020 (Acquired 05/15/2012, Cost $197,168) (b)	219,500
315,000	New Gold, Inc.
	6.250%, 11/15/2022 (Acquired 11/08/2012, Cost $315,000) (b)	327,600
380,000	Newcrest Finance Ltd.
	4.200%, 10/01/2022 (Acquired 09/24/2012, Cost $377,792) (b)	391,607
435,000	Samarco Mineracao SA
	4.125%, 11/01/2022 (Acquired 10/26/2012, Cost $432,042) (b)	443,700
575,000	Teck Resources Ltd.
	5.400%, 02/01/2043	610,655
430,000	Xstrata Finance Canada Ltd.
	5.300%, 10/25/2042 (Acquired 10/18/2012, Cost $427,188) (b)	433,252
	Arcelormittal SA
615,000	7.250%, 03/01/2041	572,042
100,000	6.000%, 03/01/2021	99,872
		4,564,125

	Multi Utilities - 0.39%
980,000,000	Empresas Publicas de Medellin ESP
	8.375%, 02/01/2021 (Acquired 04/28/2011, Cost $564,429) (b)	642,019
200,000	Intergen NV
	9.000%, 06/30/2017 (Acquired 04/04/2011, Cost $210,458) (b)	180,000
250,000	Texas Competitive Electric Holdings Co. LLC
	11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $241,913) (b)	196,875
		1,018,894
	Office Equipment - 0.08%
200,000	CDW LLC / CDW Finance Corp.
	8.500%, 04/01/2019	217,500

	Oil & Gas - 4.16%
250,000	Chesapeake Energy Corp.
	6.125%, 02/15/2021	260,625
305,000	Connacher Oil & Gas Ltd.
	8.500%, 08/01/2019 (Acquired 05/22/2012, 05/29/2012, 05/30/2012, 06/05/2012, 06/12/2012, 06/25/2012, and 06/26/2012, Cost $286,158) (b)	210,450
700,000	Eni SpA
	4.150%, 10/01/2020 (Acquired 09/24/2012 and 09/25/2012, Cost $701,703) (b)	718,024
375,000	Halcon Resources Corp.
	9.750%, 07/15/2020 (Acquired 06/29/2012 and 08/22/2012, Cost $373,391) (b)	406,875
250,000	Linn Energy LLC
	7.750%, 02/01/2021	267,500
755,000	Newfield Exploration Co.
	5.625%, 07/01/2024	817,287
800,000	OGX Petroleo & Gas Participacoes SA
	8.375%, 04/01/2022 (Acquired 03/27/2012, 05/22/2012, 06/29/2012, Cost $769,120) (b)	670,000

200,000	Offshore Group Investment Ltd.
	7.500%, 11/01/2019 (Acquired 10/16/2012 and 10/18/2012, Cost $198,294) (b)	203,000
5,000,000	Petroleos de Venezuela SA
	4.900%, 10/28/2014	4,792,500
88,000	Petroleos Mexicanos
	7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $646,857) (b)	749,065
	Plains Exploration & Production Co.
250,000	6.625%, 05/01/2021	276,563
405,000	6.500%, 11/15/2020	450,562
200,000	Quicksilver Resources, Inc.
	9.125%, 08/15/2019	179,000
450,000	Rosneft Oil Co. via Rosneft International Finance Ltd.
	4.199%, 03/06/2022 (Acquired 11/29/2012, Cost $450,000) (b)	459,000
200,000	Samson Investment Co.
	9.750%, 02/15/2020 (Acquired 02/06/2012, Cost $200,000) (b)	212,500
250,000	SandRidge Energy, Inc.
	8.000%, 06/01/2018 (Acquired 05/06/2011 and 05/13/2011, Cost $261,057) (b)	266,250
		10,939,201

	Pharmaceuticals - 0.23%
450,000	VPI Escrow Corp.
	6.375%, 10/15/2020 (Acquired 09/20/2012 $450,000) (b)	484,875
115,000	Valeant Pharmaceuticals International, Inc.
	6.375%, 10/15/2020 (Acquired 09/20/2012, Cost $115,000) (b)	123,625
		608,500

	Pipelines - 0.25%
600,000	IFM US Colonial Pipeline 2 LLC
	6.450%, 05/01/2021 (Acquired 08/24/2012, 09/06/2012, and 10/01/2012, Cost $660,151) (b)	664,172

	Publishing - 0.22%
630,000	Visant Corp.
	10.000%, 10/01/2017	568,575

	Semiconductor & Semiconductor Equipment - 0.40%
250,000	Abengoa Finance SAU
	8.875%, 11/01/2017 (Acquired 04/12/2011, Cost $253,464) (b)	236,250
195,000	Advanced Micro Devices, Inc.
	7.500%, 08/15/2022 (Acquired 09/12/2012, Cost $193,538) (b)	161,363
	Freescale Semiconductor, Inc.
50,000	10.750%, 08/01/2020	53,875
200,000	8.050%, 02/01/2020	200,000
	Micron Technology, Inc.
210,000	3.125%, 05/01/2032 (Acquired 09/28/2012 and 12/04/2012, Cost $196,586) (b)	205,537
205,000	1.875%, 08/01/2031	188,344
		1,045,369

	Software - 0.10%
	First Data Corp.
150,000	8.250%, 01/15/2021 (Acquired 02/17/2012 and 04/24/2012, Cost $146,383) (b)	150,750
100,000	12.625%, 01/15/2021	105,750
		256,500

	Specialty Retail - 0.10%
250,000	Michaels Stores, Inc.
	7.750%, 11/01/2018	275,625

	Telecommunication Services - 1.19%
300,000	Colombia Telecomunicaciones SA ESP
	5.375%, 09/27/2022 (Acquired 09/20/2012, Cost $300,000) (b)	305,625
200,000	Digicel Group Ltd.
	8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (b)	221,000
250,000	Intelsat Jackson Holdings SA
	7.500%, 04/01/2021	276,875
585,000	Alcatel-Lucent USA, Inc.
	6.450%, 03/15/2029	447,525
375,000	Telecom Italia Capital SA
	6.000%, 09/30/2034	368,438
200,000	Telefonica Celular del Paraguay SA
	6.750%, 12/13/2022 (Acquired 12/06/2012, Cost $200,000) (b)	210,000
150,000	UPCB Finance VI Ltd.
	6.875%, 01/15/2022 (Acquired 01/31/2012, Cost $150,000) (b)	163,125
100,000	West Corp.
	7.875%, 01/15/2019	104,000
250,000	Wind Acquisition Finance SA
	11.750%, 07/15/2017 (Acquired 02/27/2012, Cost $256,875) (b)	263,125
	Telefonica Emisiones SAU
75,000	7.045%, 06/20/2036	81,375
400,000	5.597%, 03/12/2020	681,422
		3,122,510

	Textiles, Apparel & Luxury Goods - 0.63%
150,000	Edcon Holdings Proprietary Ltd.
	5.683%, 06/15/2015 (Acquired 08/18/2011, 08/19/2011, and 08/24/2011, Cost $162,427) (b)(c)	184,530
	Edcon Proprietary Ltd.
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,125,950) (b)	1,080,800
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011, 08/19/2011, and 08/24/2011, Cost $354,140) (b)	385,098
		1,650,428

	Trading Companies & Distributors - 0.06%
	International Lease Finance Corp.
100,000	8.250%, 12/15/2020	119,500
30,000	5.875%, 04/01/2019	31,770
		151,270

	Transportation - 0.22%
200,000	CHC Helicopter SA
	9.250%, 10/15/2020	211,500
150,000	Energy XXI Gulf Coast, Inc.
	9.250%, 12/15/2017	172,125
	CEVA Group PLC
100,000	11.500%, 04/01/2018 (Acquired 07/13/2012, Cost $94,675) (b)	84,500
100,000	8.375%, 12/01/2017 (Acquired 01/27/2012, Cost $98,874) (b)	99,500
		567,625

	Wireless Telecommunication Services - 0.16%
100,000	Crown Castle International Corp.
	5.250%, 01/15/2023 (Acquired 10/03/2012, Cost $100,000) (b)	107,375
	Sprint Nextel Corp.
150,000	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $150,000) (b)	185,625
100,000	7.000%, 03/01/2020 (Acquired 02/28/2012, Cost $100,000) (b)	116,500

		409,500
	Total Corporate Obligations (Cost $57,598,842)	60,924,214

	FOREIGN DEBT OBLIGATIONS - 29.99%

	Bank Negara Malaysia Monetary Note
1,000,000	0.000%, 01/10/2013 (d)	326,782
2,870,000	0.000%, 05/23/2013 (d)	927,633
690,000	0.000%, 06/11/2013 (d)	222,686
7,170,000	0.000%, 06/20/2013 (d)	2,312,257
950,000	0.000%, 11/19/2013 (d)	302,571
350,000	Brazilian Government International Bond
	8.500%, 01/05/2024	208,974
3,300,000	Canadian Government Bond
	1.750%, 03/01/2013	3,319,324
400,000,000	Chile Government International Bond
	5.500%, 08/05/2020	935,770
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $104,734) (b)	98,500
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (b)	1,087,991
	Ghana Government Bond
2,530,000	12.390%, 04/28/2014	1,219,728
860,000	13.000%, 06/02/2014	413,442
1,470,000	14.990%, 02/23/2015	706,547
1,630,000	24.000%, 05/25/2015	922,535
925,000,000	Korea Treasury Bond
	3.250%, 12/10/2014	871,816
	Malaysia Government Bond
470,000	3.210%, 05/31/2013	153,794
2,540,000	3.314%, 10/31/2017	833,177
280,000	3.461%, 07/31/2013	91,781
3,410,000	5.094%, 04/30/2014	1,144,773
	Mexican Bonos
36,060	9.000%, 06/20/2013	285,043
214,500	8.000%, 12/19/2013	1,715,251
185,000	6.000%, 06/18/2015	1,473,733
88,000	8.000%, 12/17/2015	738,098
20,000	7.750%, 12/14/2017	172,610
40,000	8.500%, 12/13/2018	362,521
	Mexican Udibonos
9,848	4.500%, 12/18/2014	81,485
25,157	5.000%, 06/16/2016	220,028
21,501	3.500%, 12/14/2017	184,772
12,920	4.000%, 06/13/2019	117,431
10,677	2.500%, 12/10/2020	90,005
	Poland Government Bond
473,000	0.000%, 07/25/2013 (d)	150,344
210,000	0.000%, 01/25/2014 (d)	65,731
870,000	0.000%, 07/25/2014 (d)	268,251
8,658,000	5.150%, 01/25/2017 (c)	2,814,203
8,783,000	5.150%, 01/25/2021 (c)	2,831,422
	Republic of Ghana
80,000	14.990%, 03/11/2013	41,946
60,000	14.250%, 07/29/2013	30,729
	Republic of Hungary
2,200,000	6.750%, 02/12/2013	9,973
314,600,000	5.500%, 02/12/2014	1,430,568
373,600,000	6.750%, 08/22/2014	1,733,791
1,800,000	8.000%, 02/12/2015	8,605
8,800,000	5.500%, 02/12/2016	39,761
632,400,000	6.750%, 02/24/2017	2,967,264
440,000	4.375%, 07/04/2017	574,974
58,700,000	6.750%, 11/24/2017	276,600
150,000	5.750%, 06/11/2018	206,250
2,700,000	6.500%, 06/24/2019	12,664
2,650,000	6.375%, 03/29/2021	2,938,850
	Republic of Iceland
1,690,000	4.875%, 06/16/2016 (Acquired 06/09/2011, Cost $1,681,280) (b)	1,778,431
200,000	5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (b)	223,698
25,953,000,000	Republic of Indonesia
	12.500%, 03/15/2013	2,739,406
	Republic of Ireland
1,046,000	5.500%, 10/18/2017	1,518,394
790,000	4.500%, 10/18/2018	1,090,058
1,019,000	4.400%, 06/18/2019	1,359,924
397,000	5.900%, 10/18/2019	577,552
750,000	4.500%, 04/18/2020	994,093
2,224,000	5.000%, 10/18/2020	3,029,566
1,563,000	5.400%, 03/13/2025	2,114,176
	Republic of Korea
1,310,000,000	3.750%, 06/10/2013	1,229,066
9,845,000,000	3.000%, 12/10/2013	9,218,826
	Republic of Latvia
900,000	5.250%, 02/22/2017 (Acquired 02/14/2012, Cost $895,122) (b)	1,011,150
460,000	5.250%, 06/16/2021 (Acquired 06/22/2011, 06/23/2011, and 07/19/2011, Cost $450,623) (b)	535,325
	Republic of Poland
520,000	5.250%, 04/25/2013	169,040
665,000	5.000%, 10/24/2013	218,181
325,000	5.750%, 04/25/2014	108,555
310,000	5.500%, 04/25/2015	105,450
605,000	6.250%, 10/24/2015	211,818
1,005,000	Republic of Portugal
	3.850%, 04/15/2021	1,093,450
1,060,000	Republic of Serbia
	7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (b)	1,222,975
	Serbia Treasury Bonds
55,000,000	10.000%, 03/01/2015	610,626
20,200,000	10.000%, 04/27/2015	223,274
18,170,000	10.000%, 11/08/2017	183,656
6,900,000	South Africa Government Bond
	7.750%, 02/28/2023	872,979
	Spain Government Bond
350,000	4.300%, 10/31/2019	454,363
170,000	4.650%, 07/30/2025	206,717

	Sri Lanka Government Bond
37,900,000	11.000%, 09/01/2015	289,796
132,300,000	8.000%, 06/01/2016	925,159
16,500,000	5.800%, 07/15/2017	102,461
	Ukraine Government International Bond
620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (b)	675,800
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011 through 04/11/2011, Cost $2,401,484) (b)	2,392,000
	Uruguay Government International Bond
7,064,105	4.250%, 04/05/2027	432,354
27,213,210	4.375%, 12/15/2028	1,705,011
	Uruguay Notas del Tesoro
16,480,000	10.500%, 03/15/2015	884,576
1,610,000	10.250%, 08/22/2015	85,411
5,053,800	4.000%, 06/10/2020	295,771
272,905	2.500%, 09/27/2022	14,322
252,690	4.000%, 05/25/2025	15,210
	Total Foreign Debt Obligations (Cost $76,572,490)	78,861,604

	MORTGAGE BACKED SECURITIES - 20.97%

	Federal Home Loan Mortgage Corp.
2,000,000	Series 3800, 4.000%, 02/15/2031	2,233,330
697,000	Series 4050, 3.500%, 05/15/2032	747,279
875,160	Series 4062, 3.500%, 06/15/2042	898,311
2,962,289	Series 267, 3.000%, 08/15/2042	3,106,573
1,982,408	Series 274, 3.000%, 08/15/2042	2,064,589
2,023,436	Series 4097, 3.500%, 08/15/2042	2,076,068
2,937,644	Series T60853, 3.500%, 09/01/2042	3,055,616
2,941,277	Series T60854, 3.500%, 09/01/2042	3,059,394
4,976,777	Series 280, 3.000%, 09/15/2042	5,212,963
2,547,624	Series 284, 3.000%, 10/15/2042	2,646,125
	Federal National Mortgage Association
2,965,448	Series 1200, 3.000%, 10/01/2032	3,122,201
1,475,251	Series 1201, 3.500%, 10/01/2032	1,577,773
2,977,636	Series 1237, 3.000%, 11/01/2032	3,135,034
1,147,184	Series 2005-56, 6.000%, 08/25/2033 (c)	1,242,623
1,432,466	Series 2011-113, 4.000%, 03/25/2040	1,463,414
2,407,813	Series 2012-63, 2.000%, 08/25/2040	2,434,273
2,000,000	Series 2011-131, 4.500%, 12/25/2041	2,363,983
2,552,732	Series 1179, 3.500%, 09/01/2042	2,647,169
1,248,830	Series 4787, 3.500%, 09/01/2042	1,295,029
6,862,449	Series 1209, 3.500%, 10/01/2042	7,142,673
1,993,638	Series 2012-125, 3.000%, 11/25/2042	2,088,277
	Government National Mortgage Association
2,701,153	Series 2010-62, 5.539%, 05/20/2040 (c)(e)	399,061
2,805,230	Series 2011-72, 5.169%, 05/20/2041 (c)(e)	376,958
700,000	Series 2012-40, 4.000%, 01/20/2042	757,392
	Total Mortgage Backed Securities (Cost $55,007,077)	55,146,108

Number of Shares
	PREFERRED STOCKS - 0.81%

	Banks - 0.32%
34,381	SunTrust Banks, Inc. (a)	841,303

	Consumer Finance - 0.35%
415	Ally Financial, Inc. (Acquired 05/03/2012, 05/29/2012, 05/30/2012, 05/31/2012, 06/01/2012, 06/11/2012, and 06/20/2012, Cost $359,163) (b)	407,621
20,620	Capital One Financial Corp.	512,613
		920,234

	Insurance - 0.14%
13,755	Montpelier Re Holdings Ltd. (a)	371,110
	Total Preferred Stocks (Cost $2,075,647)	2,132,647

Principal Amount
	SHORT TERM INVESTMENTS - 6.48%

	Foreign Treasury Bill - 1.91%
	Malaysia Treasury Bill
380,000	5.058%, 01/25/2013	124,032
430,000	2.840%, 03/22/2013	139,697
190,000	2.866%, 05/31/2013	61,371
		325,100
11,400,000	Serbia Treasury Bill
	11.897%, 12/12/2013	117,982
	Uruguay Treasury Bill
830,000	1.830%, 01/02/2013	43,253
1,736,000	0.159%, 01/23/2013	90,021
37,610,000	0.045%, 03/22/2013	1,925,796
23,827,000	0.031%, 04/26/2013	1,210,406
770,000	0.028%, 05/09/2013	38,903
6,625,000	0.024%, 05/31/2013	332,893
1,160,000	0.021%, 06/27/2013	57,911
6,809,000	0.020%, 07/05/2013	338,036
8,171,000	0.017%, 08/09/2013	404,279
2,390,000	0.014%, 09/09/2013	117,123
		4,558,621
Number of Shares
	Money Market Funds - 3.62%
9,531,755	Federated Prime Obligations Fund
	Effective Yield, 0.11%	9,531,755
Principal Amount
	U.S. Treasury Bill - 0.95%
2,500,000	United States Treasury Bill
	0.060%, 03/21/2013 (f)	2,499,825

	Total Short Term Investments (Cost $16,800,365)	17,033,283

	Total Investments (Cost $256,734,180) - 100.37%	263,923,274
	Liabilities in Excess of Other Assets - (0.37)%	(969,413)
	TOTAL NET ASSETS - 100.00%	$262,953,861

Percentages are stated as a percent of net assets.
Principal Amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $43,814,234 , which represents 16.66% of total net assets.
(c)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2012.
(d)	Zero coupon bond.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2012. The securities are liquid and the value of these securities total $1,976,664, which represents 0.75% of total net assets.
(f)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$256,734,180
Gross unrealized appreciation	11,480,913
Gross unrealized depreciation	(4,291,819)
Net unrealized appreciation	$7,189,094

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
1/29/2013	Australian Dollar	5,349,562	U.S. Dollars	5,414,196	$128,342
11/5/2013	Australian Dollar	1,379,430	U.S. Dollars	1,395,983	5,838
1/14/2013	Brazilian Real	180,000	U.S. Dollars	86,162	1,572
4/12/2013	Chilean Peso	1,342,012,500	U.S. Dollars	2,675,997	88,987
4/17/2013	Chilean Peso	1,884,575,000	U.S. Dollars	3,713,448	166,693
4/10/2013	Euro	2,080,610	Swedish Krone	17,350,000	86,792
1/2/2013	Euro	1,200,000	U.S. Dollars	1,568,040	15,933
1/3/2013	Euro	86,000	U.S. Dollars	113,683	(164)
1/29/2013	Euro	330,000	U.S. Dollars	436,493	(796)
4/11/2013	Euro	2,430,500	U.S. Dollars	3,066,732	144,371
6/5/2013	Euro	3,021,000	U.S. Dollars	3,815,130	178,236
4/2/2013	Hungarian Forint	35,900,000	U.S. Dollars	158,779	2,255
4/12/2013	Indian Rupee	117,200,000	U.S. Dollars	2,159,314	(60,166)
4/16/2013	Indian Rupee	117,575,000	U.S. Dollars	2,156,865	(52,440)
1/18/2013	Japanese Yen	77,269,500	New Zealand Dollars	1,100,000	(15,912)
4/10/2013	Japanese Yen	201,000,000	U.S. Dollars	2,567,706	(245,720)
1/10/2013	Mexican Peso	3,300,000	U.S. Dollars	253,997	1,059
3/8/2013	Mexican Peso	11,784,520	U.S. Dollars	878,675	27,384
8/6/2013	Mexican Peso	1,597,390	U.S. Dollars	115,456	5,529
8/8/2013	Mexican Peso	1,605,500	U.S. Dollars	118,877	2,697
10/3/2013	Mexican Peso	22,740,000	U.S. Dollars	1,707,207	4,927
10/11/2013	Mexican Peso	18,798,000	U.S. Dollars	1,414,075	108
12/5/2013	Mexican Peso	15,200,710	U.S. Dollars	1,134,153	3,038
3/11/2013	Malaysian Ringgit	2,414,589	U.S. Dollars	785,000	748
3/12/2013	Malaysian Ringgit	612,600	U.S. Dollars	200,000	(663)
3/15/2013	Malaysian Ringgit	1,024,011	U.S. Dollars	334,000	(860)
3/18/2013	Malaysian Ringgit	799,497	U.S. Dollars	259,518	528
3/26/2013	Malaysian Ringgit	777,000	U.S. Dollars	248,480	4,112
6/18/2013	Malaysian Ringgit	2,500,000	U.S. Dollars	773,898	34,254
6/21/2013	Malaysian Ringgit	2,167,800	U.S. Dollars	676,888	23,737
9/26/2013	Malaysian Ringgit	478,000	U.S. Dollars	153,312	350
10/3/2013	Malaysian Ringgit	5,330,000	U.S. Dollars	1,707,567	5,222
12/4/2013	Malaysian Ringgit	2,827,440	U.S. Dollars	913,728	(8,166)
1/18/2013	New Zealand Dollars	1,100,000	Japanese Yen	76,341,100	26,630
11/5/2013	Norwegian Krone	11,570,000	Euro	1,544,726	11,353
4/10/2013	Philippine Peso	144,452,000	U.S. Dollars	3,337,076	182,491
4/15/2013	Philippine Peso	144,887,500	U.S. Dollars	3,356,441	173,712
3/8/2013	Polish Zloty	4,450,638	Euro	1,032,228	64,908
4/10/2013	Polish Zloty	4,746,256	Euro	1,104,012	60,151
4/15/2013	Polish Zloty	4,578,308	Euro	1,052,146	74,281
8/6/2013	Polish Zloty	963,300	Euro	224,792	8,185
8/8/2013	Polish Zloty	497,150	Euro	117,939	1,652
8/9/2013	Polish Zloty	350,574	Euro	82,996	1,383
3/8/2013	Swedish Krona	1,010,000	Euro	111,795	7,419
4/10/2013	Swedish Krona	44,055,858	Euro	4,916,290	264,325
4/15/2013	Swedish Krona	43,466,148	Euro	4,812,727	309,751
10/3/2013	Swedish Krona	7,620,000	Euro	887,150	(8,884)
3/28/2013	Serbian Dinar	31,310,564	Euro	264,895	8,847
2/13/2013	Singapore Dollar	917,160	U.S. Dollars	740,093	10,670
3/11/2013	Singapore Dollar	1,387,980	U.S. Dollars	1,102,000	34,166
3/18/2013	Singapore Dollar	1,411,379	U.S. Dollars	1,148,677	6,643
3/26/2013	Singapore Dollar	637,800	U.S. Dollars	505,553	16,535
6/5/2013	Singapore Dollar	405,248	U.S. Dollars	332,088	(341)
7/31/2013	Singapore Dollar	1,428,700	U.S. Dollars	1,145,251	24,417
8/1/2013	Singapore Dollar	1,145,260	U.S. Dollars	920,627	16,992
8/6/2013	Singapore Dollar	917,603	U.S. Dollars	736,912	14,331
10/11/2013	Singapore Dollar	2,419,882	U.S. Dollars	1,971,873	9,512
3/11/2013	South Korean Won	1,286,797,500	U.S. Dollars	1,125,000	71,975
3/12/2013	South Korean Won	636,720,000	U.S. Dollars	560,000	32,243
3/15/2013	South Korean Won	636,801,620	U.S. Dollars	559,000	33,226
6/27/2013	South Korean Won	606,000,000	U.S. Dollars	514,890	45,821
8/27/2013	South Korean Won	1,900,000,000	U.S. Dollars	1,655,918	97,663
9/26/2013	South Korean Won	608,000,000	U.S. Dollars	535,306	25,151
6/29/2013	U.S. Dollars	1,817,254	Australian Dollar	1,760,000	(6,235)
3/4/2013	U.S. Dollars	639,364	British Pound	400,000	(10,291)
1/14/2013	U.S. Dollars	1,666,430	Canadian Dollar	1,640,000	18,189
4/12/2013	U.S. Dollars	1,348,089	Chilean Peso	670,000,000	(32,330)
1/2/2013	U.S. Dollars	1,550,160	Euro	1,200,000	(33,813)
1/3/2013	U.S. Dollars	111,468	Euro	86,000	(2,051)
1/7/2013	U.S. Dollars	1,337,653	Euro	1,025,308	(15,782)
1/8/2013	U.S. Dollars	939,476	Euro	718,000	(8,312)

1/10/2013	U.S. Dollars	622,766	Euro	480,000	(10,864)
1/15/2013	U.S. Dollars	794,441	Euro	611,000	(12,155)
1/22/2013	U.S. Dollars	225,113	Euro	171,000	(643)
1/24/2013	U.S. Dollars	814,524	Euro	615,000	2,581
1/29/2013	U.S. Dollars	435,980	Euro	330,000	282
2/4/2013	U.S. Dollars	503,744	Euro	408,295	(35,353)
2/5/2013	U.S. Dollars	113,714	Euro	86,000	161
3/1/2013	U.S. Dollars	226,815	Euro	169,000	3,627
3/7/2013	U.S. Dollars	320,724	Euro	241,782	1,399
3/11/2013	U.S. Dollars	511,944	Euro	389,341	(2,285)
3/15/2013	U.S. Dollars	161,268	Euro	122,880	(1,035)
3/19/2013	U.S. Dollars	107,144	Euro	81,594	(632)
3/21/2013	U.S. Dollars	96,376	Euro	72,605	472
4/11/2013	U.S. Dollars	3,187,990	Euro	2,430,500	(23,114)
4/15/2013	U.S. Dollars	4,260,047	Euro	3,230,000	(7,496)
5/17/2013	U.S. Dollars	5,003,048	Euro	3,891,000	(139,404)
6/5/2013	U.S. Dollars	3,761,547	Euro	3,021,000	(231,819)
6/11/2013	U.S. Dollars	550,973	Euro	434,350	(23,214)
6/13/2013	U.S. Dollars	591,606	Euro	469,000	(28,398)
7/16/2013	U.S. Dollars	794,025	Euro	648,000	(62,916)
7/18/2013	U.S. Dollars	503,368	Euro	409,000	(37,522)
7/19/2013	U.S. Dollars	154,375	Euro	125,000	(10,936)
7/22/2013	U.S. Dollars	271,143	Euro	220,000	(19,814)
7/23/2013	U.S. Dollars	220,270	Euro	178,745	(16,128)
7/30/2013	U.S. Dollars	855,323	Euro	691,917	(59,845)
7/31/2013	U.S. Dollars	1,013,798	Euro	816,000	(65,502)
8/1/2013	U.S. Dollars	3,049,429	Euro	2,478,287	(228,569)
8/2/2013	U.S. Dollars	506,076	Euro	409,000	(34,909)
8/5/2013	U.S. Dollars	884,841	Euro	715,023	(60,955)
8/6/2013	U.S. Dollars	683,197	Euro	559,081	(56,336)
8/9/2013	U.S. Dollars	99,760	Euro	80,000	(6,065)
8/15/2013	U.S. Dollars	112,773	Euro	88,500	(4,304)
8/16/2013	U.S. Dollars	351,278	Euro	283,000	(23,109)
8/19/2013	U.S. Dollars	393,415	Euro	319,000	(28,612)
8/20/2013	U.S. Dollars	1,012,006	Euro	816,000	(67,548)
8/23/2013	U.S. Dollars	290,617	Euro	232,085	(16,438)
9/4/2013	U.S. Dollars	126,768	Euro	100,331	(5,991)
9/11/2013	U.S. Dollars	557,879	Euro	434,350	(16,907)
9/24/2013	U.S. Dollars	248,084	Euro	191,000	(4,710)
9/26/2013	U.S. Dollars	115,300	Euro	89,000	(2,496)
10/31/2013	U.S. Dollars	99,134	Euro	76,597	(2,289)
11/8/2013	U.S. Dollars	171,118	Euro	133,000	(5,005)
11/14/2013	U.S. Dollars	131,320	Euro	100,000	(1,112)
11/15/2013	U.S. Dollars	112,911	Euro	88,500	(4,293)
11/20/2013	U.S. Dollars	224,070	Euro	175,000	(7,703)
12/6/2013	U.S. Dollars	1,084,621	Euro	826,000	(9,553)
4/10/2013	U.S. Dollars	8,474,973	Japanese Yen	694,608,750	450,735
4/15/2013	U.S. Dollars	8,759,430	Japanese Yen	706,185,270	601,111
1/10/2013	U.S. Dollars	254,915	Mexican Peso	3,300,000	(141)
3/11/2013	U.S. Dollars	252,403	Swiss Franc	235,000	(4,861)
					$1,761,795

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bund Futures	(13)	($2,499,102)	Mar-13	($22,331)
Euro-OATS Futures	(12)	(2,156,705)	Mar-13	(10,951)
Euro Stoxx Futures	(2)	(69,034)	Mar-13	154
S&P 500 Index Mini Futures	(8)	(568,040)	Mar-13	(3,259)
U.S. Treasury 10-Year Note Futures	(12)	(1,593,375)	Mar-13	5,228
U.S. Treasury Long Bond Futures	(6)	(885,000)	Mar-13	12,317
				($18,842)

Credit Default Swaps on Corporate, Indices, Sovereign, and U.S. Municipal Issues -- Buy Protection(1)

	Implied
	Credit
	Spread at	Fixed					Upfront	Unrealized
	September	Pay	Maturity		Notional	Fair	Premiums	Appreciation
Reference Obligation	30, 2012(3)	Rate	Date	Counterparty	Amount(4)	Value	Paid (Received)	(Depreciation)
Bank of Scotland	0.65%	1.000%	6/20/2017	Merrill Lynch	$600,000	($12,280)	$26,610	($38,890)
Boston Scientific Corp.	0.98%	1.000%	9/20/2017	Credit Suisse / Deutsche Bank	725,000	(721)	10,320	(11,041)
Burlington Northern Santa Fe, LLC	0.15%	1.000%	9/20/2017	Deutsche Bank	325,000	(13,051)	(12,432)	(619)
Burlington Northern Santa Fe, LLC	0.15%	1.000%	9/20/2017	Morgan Stanley	650,000	(26,102)	(25,178)	(924)
Burlington Northern Santa Fe, LLC	0.15%	1.000%	9/20/2017	Morgan Stanley	150,000	(6,024)	(5,813)	(211)
Burlington Northern Santa Fe, LLC	0.15%	1.000%	9/20/2017	Credit Suisse	750,000	(30,118)	(28,752)	(1,366)
Burlington Northern Santa Fe, LLC	0.15%	1.000%	9/20/2017	Credit Suisse	325,000	(13,051)	(12,461)	(590)
CDX.NA.HY.19 Index	4.93%	5.000%	12/20/2017	Credit Suisse / Merrill Lynch	1,625,000	(4,962)	(7,488)	2,525
CDX.NA.IG.19 Index	0.95%	1.000%	12/20/2017	Credit Suisse / Merrill Lynch	675,000	(1,497)	(722)	(775)
Government of South Africa	1.32%	1.000%	6/20/2017	Merrill Lynch / UBS	225,000	3,088	8,961	(5,873)
Government of Turkey	1.12%	1.000%	6/20/2017	Merrill Lynch / UBS	850,000	4,579	51,420	(46,841)
iTraxx Europe Crossover Series 18 Index	4.83%	5.000%	12/20/2017	Credit Suisse / Deutsche Bank / Merrill Lynch	650,000	(6,000)	1,788	(7,788)
iTraxx Europe Sub Financials Series 18 Index	2.38%	5.000%	12/20/2017	Merrill Lynch	1,160,000	(185,568)	(148,413)	(37,155)
MeadWestvaco Corp.	0.75%	1.000%	9/20/2016	Merrill Lynch	1,200,000	(9,950)	33,046	(42,996)
MeadWestvaco Corp.	0.97%	1.000%	9/20/2017	Merrill Lynch	300,000	(430)	3,611	(4,041)
Tesoro Corp.	1.67%	5.000%	9/20/2017	Credit Suisse	650,000	(97,845)	(76,388)	(21,457)
Textron, Inc.	0.24%	1.000%	3/20/2017	Merrill Lynch	250,000	(8,034)	(6,484)	(1,550)
Textron, Inc.	0.24%	1.000%	3/20/2017	Morgan Stanley	400,000	(12,855)	(9,876)	(2,979)
Textron, Inc.	0.25%	1.000%	6/20/2017	Merrill Lynch	300,000	(9,852)	(7,927)	(1,925)
The New York Times Co.	2.66%	1.000%	12/20/2017	Credit Suisse	800,000	61,316	69,513	(8,197)
						($369,357)	($136,665)	($232,693)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection(2)

	Implied
	Credit
	Spread at	Fixed					Upfront	Unrealized
	September	Receive	Maturity		Notional	Fair	Premiums	Appreciation
Reference Obligation	30, 2012(3)	Rate	Date	Counterparty	Amount(4)	Value	Received	(Depreciation)
Avon Products, Inc.	5.10%	5.000%	9/20/2017	Credit Suisse	$175,000	($752)	($6,505)	$5,753
Avon Products, Inc.	5.10%	5.000%	9/20/2017	Credit Suisse	175,000	(752)	(6,509)	5,757
Avon Products, Inc.	5.52%	1.000%	3/20/2018	Credit Suisse	500,000	(100,040)	(92,778)	(7,262)
Chesapeake Energy, Inc.	5.47%	5.000%	6/20/2017	Merrill Lynch	600,000	(10,441)	(25,607)	15,166
Chesapeake Energy, Inc.	5.47%	5.000%	6/20/2017	Credit Suisse	225,000	(3,915)	(9,765)	5,850
Chesapeake Energy, Inc.	5.47%	5.000%	6/20/2017	Credit Suisse	450,000	(7,831)	(27,415)	19,584
Chesapeake Energy, Inc.	5.47%	5.000%	6/20/2017	Merrill Lynch	150,000	(2,610)	(9,465)	6,855
MGM Resorts International	5.25%	5.000%	9/20/2017	Credit Suisse	650,000	(6,686)	(77,320)	70,634
						($133,027)	($255,364)	$122,337

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePathSM Strategic Asset Allocation Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.71%

	Affiliated Mutual Funds - 54.82%
591,216	Altegris® Macro Strategy Fund - Institutional Shares (a)(b)	$5,291,384
1,130,543	GuideMarkSM Global Real Return Fund - Institutional Shares (a)	10,694,940
1,529,584	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)	15,739,419
1,973,113	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	16,771,459
1,609,891	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)	16,163,303
1,574,126	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)	18,826,546
4,409,453	GuideMarkSM World ex-US Fund - Institutional Shares (a)	34,702,398
		118,189,449

	Exchange Traded Funds - 42.89%
168,568	iShares MSCI Canada Index Fund (c)	4,787,331
88,954	iShares MSCI Switzerland Index Fund (c)	2,383,967
228,388	SPDR S&P 500 ETF Trust	32,549,858
57,208	SPDR S&P China ETF	4,238,541
762,298	Vanguard FTSE All-World ex-US Index Fund (c)	34,875,133
22,068	Vanguard Global ex-US Real Estate ETF (c)	1,214,402
88,270	Vanguard MSCI Emerging Markets ETF	3,930,663
44,210	Vanguard REIT ETF (c)	2,909,018
62,759	Vanguard Small-Cap Growth ETF (c)	5,587,434
		92,476,347
	Total Investment Companies (Cost $193,030,953)	210,665,796

	SHORT TERM INVESTMENTS - 2.34%

	Money Market Funds - 2.34%
5,045,507	Federated Prime Obligations Fund Effective Yield, 0.11%	5,045,507
	Total Short Term Investments (Cost $5,045,507)	5,045,507

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.35%

	Money Market Funds - 9.35%
20,156,623	First American Government Obligations Fund Effective Yield, 0.02%	20,156,623

	Total Investments Purchased as Securities Lending Collateral (Cost $20,156,623)	20,156,623

	Total Investments (Cost $218,233,083) - 109.40%	235,867,926
	Liabilities in Excess of Other Assets - (9.40)%	(20,266,958)
	TOTAL NET ASSETS - 100.00%	$215,600,968

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$218,233,083
Gross unrealized appreciation	17,634,843
Gross unrealized depreciation	0
Net unrealized appreciation	$17,634,843

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical Constrained Asset Allocation Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.71%

	Affiliated Mutual Funds - 61.53%
2,478,750	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$24,589,205
1,336,689	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)	13,754,529
1,621,178	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	13,780,013
2,095,920	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)	21,043,038
1,082,487	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	11,041,369
517,462	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)	6,188,850
4,172,583	GuideMarkSM World ex-US Fund - Institutional Shares (a)	32,838,228
		123,235,232

	Exchange Traded Funds - 31.69%
16,114	Energy Select Sector SPDR Fund (c)	1,151,184
84,895	Guggenheim China Small Cap Index ETF (c)	2,036,631
19,944	iShares MSCI Chile Investable Market Index Fund (c)	1,261,259
50,207	iShares S&P India Nifty 50 Index Fund (c)	1,250,656
32,623	Market Vectors Steel Index Fund (c)	1,588,414
48,825	PowerShares Asia Pacific ex-Japan ETF	2,791,320
17,488	PowerShares DB Gold Fund ETF (b)	1,002,937
87,396	SPDR Barclays Capital 1-3 Month T-Bill ETF (c)	4,003,611
73,468	SPDR Barclays Capital High Yield Bond ETF (c)	2,990,148
16,353	SPDR Barclays Short Term HYB ETF (c)	499,584
191,972	SPDR S&P 500 ETF Trust	27,359,849
42,281	SPDR S&P Dividend ETF	2,459,063
20,843	SPDR S&P International Dividend ETF (c)	1,001,506
42,841	Technology Select Sector SPDR Fund	1,240,247
16,111	Utilities Select Sector SPDR Fund (c)	563,079
17,906	Vanguard Global ex-US Real Estate ETF (c)	985,367
146,320	Vanguard MSCI Emerging Markets ETF	6,515,630
25,502	Vanguard MSCI European ETF (c)	1,245,518
53,425	Vanguard REIT ETF (c)	3,515,365
		63,461,368

	Exchange Traded Notes - 1.23%
92,153	iPath U.S. Treasury 10-year Bear ETN (b)(d)	2,465,093

	Mutual Funds - 3.26%
227,271	AQR Diversified Arbitrage Fund - Institutional Shares	2,509,077
132,585	DoubleLine Total Return Bond Fund - Institutional Shares	1,502,186
228,263	PIMCO Emerging Local Bond Fund - Institutional Shares	2,506,328
		6,517,591
	Total Investment Companies (Cost $181,182,438)	195,679,284

	SHORT TERM INVESTMENTS - 2.23%

	Money Market Funds - 2.23%
4,467,824	Federated Prime Obligations Fund Effective yield, 0.11%	4,467,824
	Total Short Term Investments (Cost $4,467,824)	4,467,824

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.67%

	Money Market Funds - 8.67%
17,367,560	First American Government Obligations Fund Effective Yield, 0.02%	17,367,560

	Total Investments Purchased as Securities Lending Collateral (Cost $17,367,560)	17,367,560

	Total Investments (Cost $203,017,822) - 108.61%	217,514,668
	Liabilities in Excess of Other Assets - (8.61%)	(17,239,808)
	TOTAL NET ASSETS - 100.00%	$200,274,860

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.
(d)	The value of an exchange-traded note can be impacted by the credit quality of the issuer. The issuer for this exchange-traded note is Barclay’s Capital PLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$203,017,822
Gross unrealized appreciation	14,568,730
Gross unrealized depreciation	(71,884)
Net unrealized appreciation	$14,496,846

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Tactical Unconstrained Asset Allocation Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.65%

	Affiliated Mutual Funds - 29.76%
132,917	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$1,318,539
914,940	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)	9,414,735
2,132,956	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	18,130,122
2,050,365	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)	20,585,661
1,218,276	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	12,426,420
967,631	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)	11,572,864
805,077	GuideMarkSM World ex-US Fund - Institutional Shares (a)	6,335,957
		79,784,298

	Exchange Traded Funds - 35.19%
99,546	Guggenheim S&P 500 Equal Weight ETF (c)	5,307,793
18,295	iShares Barclays MBS Bond Fund (b)	1,975,860
448,648	iShares MSCI ACWI ex US Index Fund (c)	18,789,378
3,712	PowerShares DB Gold Fund ETF (b)	212,883
288,158	SPDR Barclays Capital 1-3 Month T-Bill ETF (c)	13,200,518
89,420	SPDR Barclays Capital High Yield Bond ETF (c)	3,639,394
44,920	SPDR Barclays Capital Short Term International Treasury Bond ETF (c)	1,646,498
54,579	SPDR S&P 500 ETF Trust	7,778,599
40,584	SPDR S&P Emerging Asia Pacific ETF (c)	3,145,666
42,754	SPDR S&P MidCap 400 ETF	7,939,845
289,475	Vanguard FTSE All-World ex-US Index Fund (c)	13,243,481
135,569	Vanguard High Dividend Yield ETF (c)	6,694,397
133,717	Vanguard MSCI Emerging Markets ETF	5,954,418
57,219	Vanguard Total Bond Market Index Fund (b)	4,808,113
		94,336,843

	Mutual Funds - 32.70%
1,489,866	Eaton Vance Floating-Rate Fund - Institutional Shares	13,587,576
713,394	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	6,984,130
254,445	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	2,501,197
110,780	Eaton Vance Government Obligations Fund - Institutional Shares	810,906
616,488	Eaton Vance Income Fund of Boston - Institutional Shares	3,705,092
138,986	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	1,259,213
26,450	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	270,582
75,166	Eaton Vance Worldwide Health Sciences Fund - Institutional Shares	666,722
261,253	Pioneer Strategic Income Fund - Class Y	2,946,929
1,427,263	Stadion Managed Portfolio Trust - Institutional Shares	14,015,722
565,603	Virtus Allocator Premium AlphaSector Fund - Institutional Shares	6,023,669
140,205	Virtus Global Premium AlphaSector Fund - Institutional Shares	1,486,176
2,525,896	Virtus Premium AlphaSector Fund - Institutional Shares	33,392,349
		87,650,263
	Total Investment Companies (Cost $248,569,113)	261,771,404

	SHORT TERM INVESTMENTS - 2.27%

	Money Market Funds - 2.27%
6,082,022	Federated Prime Obligations Fund Effective Yield, 0.11%	6,082,022
	Total Short Term Investments (Cost $6,082,022)	6,082,022

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.92%

	Money Market Funds - 13.92%
37,315,303	First American Government Obligations Fund Effective Yield, 0.02%	37,315,303

Total Investments Purchased as Securities Lending Collateral (Cost $37,315,303)	37,315,303

Total Investments (Cost $291,966,438) - 113.84%	305,168,729
Liabilities in Excess of Other Assets- (13.84%)	(37,099,507)
TOTAL NET ASSETS - 100.00%	$268,069,222

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$291,966,438
Gross unrealized appreciation	13,508,951
Gross unrealized depreciation	(306,660)
Net unrealized appreciation	$13,202,291

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Absolute Return Asset Allocation Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.05%

	Affiliated Mutual Funds - 14.74%
3,050,317	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$30,259,140
3,798,090	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	38,740,515
		68,999,655

	Exchange Traded Funds - 36.19%
40,759	iShares Barclays Agency Bond Fund (c)	4,620,848
323,894	iShares Barclays Credit Bond Fund (c)	36,651,845
226,843	iShares Barclays MBS Bond Fund (c)	24,499,044
251,240	iShares Floating Rate Note Fund (b)(c)	12,710,232
94,254	iShares JPMorgan USD Emerging Markets Bond Fund (b)(c)	11,574,391
101,981	iShares MSCI ACWI Index Fund (b)	4,903,247
86,418	PowerShares DB Agriculture Fund (b)(c)	2,415,383
16,265	PowerShares DB Base Metals Fund (b)(c)	313,589
25,587	PowerShares DB Energy Fund (c)	714,133
45,406	PowerShares DB Precious Metals Fund (c)	2,592,229
40,545	PowerShares International Corporate Bond Portfolio (b)	1,200,538
254,072	SPDR Barclays Capital 1-3 Month T-Bill ETF	11,639,038
34,040	SPDR Barclays Capital Convertible Securities ETF (b)	1,371,812
12,493	SPDR S&P 500 ETF Trust	1,780,502
42,595	Vanguard FTSE All-World ex-US Index Fund	1,948,721
43,595	Vanguard MSCI Emerging Markets ETF	1,941,285
114,195	Vanguard Short-Term Bond Index Fund (b)(c)	9,248,653
467,103	Vanguard Total Bond Market Index Fund (c)	39,250,665
		169,376,155

	Exchange Traded Notes - 2.51%
439,399	iPath U.S. Treasury 10-year Bear ETN (c)(d)	11,753,923

	Mutual Funds - 43.61%
797,227	Aberdeen Equity Long Short Fund - Institutional Shares	9,144,198
2,881,012	BlackRock Low Duration Bond Portfolio - Institutional Shares	28,349,156
958,371	DoubleLine Core Fixed Income Fund - Institutional Shares	10,867,925
623,914	DoubleLine Low Duration Bond Fund - Institutional Shares	6,363,925
377,475	DoubleLine Multi-Asset Growth Fund - Institutional Shares	3,770,971
2,217,300	DoubleLine Total Return Bond Fund - Institutional Shares	25,122,005
381,616	Eaton Vance Floating-Rate Fund - Institutional Shares	3,480,337
1,151,497	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	11,319,212
1,786,312	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	16,183,984
62,913	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	643,596
181,477	Gateway Fund - Class Y	4,919,853
922,283	Highbridge Statistical Market Neutral Fund - Select Shares (c)	13,880,362
1,037,250	JPMorgan Floating Rate Note	10,362,126
1,165,223	JPMorgan Income Builder Fund - Select Shares	11,489,102
63,764	JPMorgan Long/Short Fund - Select Shares (c)	995,987
730,375	JPMorgan Strategic Income Opportunities Fund - Select Shares	8,640,341
66,481	JPMorgan Strategic Preservation Fund - Select Shares	926,081
3,339,711	Pioneer Strategic Income Fund - Class Y	37,671,939
		204,131,100
	Total Investment Companies (Cost $446,142,017)	454,260,833

	SHORT TERM INVESTMENTS - 3.36%

	Money Market Funds - 3.36%
15,726,946	Federated Prime Obligations Fund Effective Yield, 0.11%	15,726,946
	Total Short Term Investments (Cost $15,726,946)	15,726,946

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.76%

	Money Market Funds - 4.76%
22,306,452	First American Government Obligations Fund Effective Yield, 0.02%	22,306,452

	Total Investments Purchased as Securities Lending Collateral (Cost $22,306,452)	22,306,452

	Total Investments (Cost $484,175,415) - 105.17%	492,294,231
	Liabilities in Excess of Other Assets - (5.17)%	(24,210,794)
	TOTAL NET ASSETS - 100.00%	$468,083,437

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.
(c)	Non-income producing security.
(d)	The value of an exchange-traded note can be impacted by the credit quality of the issuer. The issuer for this exchange-traded note is Barclay’s Capital PLC.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$484,175,415
Gross unrealized appreciation	8,911,634
Gross unrealized depreciation	(792,818)
Net unrealized appreciation	$8,118,816

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Multi-Asset Income Asset Allocation Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.57%

	Affiliated Mutual Funds - 7.02%
236,005	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$2,341,166
211,509	GuideMarkSM World ex-US Fund - Institutional Shares (a)	1,664,580
		4,005,746

	Exchange Traded Funds - 58.85%
12,806	iShares Barclays 20+ Year Treasury Bond Fund (b)(c)	1,551,831
7,844	iShares Barclays 7-10 Year Treasury Bond Fund (c)	843,152
657	iShares Barclays Agency Bond Fund (c)	74,484
4,184	iShares Barclays US Treasury Inflation Protected Securities Fund (c)	507,979
42,322	iShares iBoxx $ High Yield Corporate Bond Fund (b)(c)	3,950,759
154	iShares iBoxx Investment Grade Corporate Bond Fund (c)	18,632
33,413	iShares JPMorgan USD Emerging Markets Bond Fund (b)(c)	4,103,116
131,912	iShares S&P Global Infrastructure Index Fund (b)	4,715,854
20,635	iShares S&P US Preferred Stock Index Fund (c)	817,559
31,028	SPDR Barclays Capital High Yield Bond ETF (b)	1,262,840
3,064	SPDR Barclays Capital International Treasury Bond ETF (b)	186,965
133,217	SPDR S&P International Dividend ETF (b)	6,401,078
10,236	Vanguard Global ex-US Real Estate ETF (b)	563,287
11,860	Vanguard REIT ETF (b)	780,388
8,565	WisdomTree Australia Dividend Fund	498,226
10,518	WisdomTree Emerging Markets Equity Income Fund (b)	600,788
113,692	WisdomTree Equity Income Fund (c)	5,219,600
11,905	WisdomTree Europe SmallCap Dividend Fund (b)	489,057
19,233	WisdomTree SmallCap Dividend Fund (b)(c)	979,921
		33,565,516

	Mutual Funds - 31.70%
235,258	Forward EM Corporate Debt Fund - Institutional Shares	2,329,054
153,222	Forward International Dividend Fund - Institutional Shares	1,179,806
188,766	Forward Select Income Fund - Institutional Shares	4,602,109
430,233	Henderson Global Equity Income Fund - Institutional Shares	3,188,030
42,786	JPMorgan Global Equity Income Fund - Select Shares	614,831
406,939	JPMorgan High Yield Fund - Select Shares	3,312,483
289,086	JPMorgan Income Builder Fund - Select Shares	2,850,392
		18,076,705
	Total Investment Companies (Cost $54,312,442)	55,647,967

	SHORT TERM INVESTMENTS - 2.26%

	Money Market Funds - 2.26%
1,291,652	Federated Prime Obligations Fund Effective Yield, 0.11%	1,291,652
	Total Short Term Investments (Cost $1,291,652)	1,291,652

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.83%

	Money Market Funds - 23.83%
13,589,571	First American Government Obligations Fund Effective Yield, 0.02%	13,589,571

	Total Investments Purchased as Securities Lending Collateral (Cost $13,589,571)	13,589,571

	Total Investments (Cost $69,193,665) - 123.66%	70,529,190
	Liabilities in Excess of Other Assets - (23.66)%	(13,494,635)
	TOTAL NET ASSETS - 100.00%	$57,034,555

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.
(c)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$69,193,665
Gross unrealized appreciation	1,509,169
Gross unrealized depreciation	(173,644)
Net unrealized appreciation	$1,335,525

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Fixed Income Allocation Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.63%

	Affiliated Mutual Funds - 31.53%
5,365,865	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$53,229,379
1,704,728	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	17,388,226
		70,617,605

	Exchange Traded Funds - 57.46%
150,795	iShares Barclays 1-3 Year Treasury Bond Fund (b)(c)	12,730,114
7,933	iShares Barclays 20+ Year Treasury Bond Fund (b)(c)	961,321
117,341	iShares Barclays 7-10 Year Treasury Bond Fund (b)(c)	12,612,984
55,164	iShares Barclays Agency Bond Fund (c)	6,253,943
136,325	iShares Barclays Credit Bond Fund (b)(c)	15,426,537
9,170	iShares JPMorgan USD Emerging Markets Bond Fund (b)(c)	1,126,076
102,085	PowerShares Senior Loan Portfolio	2,550,083
57,425	SPDR Barclays Capital 1-3 Month T-Bill ETF (b)	2,630,639
176,250	SPDR Barclays Capital High Yield Bond ETF (b)	7,173,375
114,668	SPDR Barclays Capital TIPS ETF (b)	6,962,641
15,566	SPDR Barclays Short Term HYB ETF (b)	475,541
207,070	Vanguard Mortgage-Backed Securities ETF (b)(c)	10,817,337
582,936	Vanguard Total Bond Market Index Fund (c)	48,984,113
		128,704,704

	Exchange Traded Notes - 1.49%
124,968	iPath U.S. Treasury 10-year Bear ETN (b)(c)(d)	3,342,894

	Mutual Funds - 7.15%
402,510	DoubleLine Total Return Bond Fund - Institutional Shares	4,560,436
142,173	JPMorgan Strategic Income Opportunities Fund - Select Shares	1,681,907
204,135	Loomis Sayles Bond Fund - Institutional Shares	3,086,521
116,078	PIMCO Emerging Local Bond Fund - Institutional Shares	1,274,541
471,037	PIMCO Unconstrained Bond Fund - Institutional Shares	5,407,501
		16,010,906
	Total Investment Companies (Cost $219,419,825)	218,676,109

	SHORT TERM INVESTMENTS - 2.32%

	Money Market Funds - 2.32%
5,201,152	Federated Prime Obligations Fund Effective Yield, 0.11%	5,201,152
	Total Short Term Investments (Cost $5,201,152)	5,201,152

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.76%

	Money Market Funds - 13.76%
30,828,767	First American Government Obligations Fund Effective Yield, 0.02%	30,828,767

	Total Investments Purchased as Securities Lending Collateral (Cost $30,828,767)	30,828,767

	Total Investments (Cost $255,449,744) - 113.71%	254,706,028
	Liabilities in Excess of Other Assets - (13.71)%	(30,717,037)
	TOTAL NET ASSETS - 100.00%	$223,988,991

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.
(c)	Non-income producing security.
(d)	The value of an exchange-traded note can be impacted by the credit quality of the issuer.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$255,449,744
Gross unrealized appreciation	951,381
Gross unrealized depreciation	(1,695,097)
Net unrealized depreciation	($743,716)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund

Schedule of Investments

December 31, 2012 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.80%

	Affiliated Mutual Funds - 97.80%
5,152,904	Altegris® Equity Long Short Fund - Institutional Shares (a)	$51,838,210
1,566,186	Altegris® Futures Evolution Strategy Fund - Institutional Shares (a)	15,254,654
3,987,918	Altegris® Macro Strategy Fund - Institutional Shares (a)(b)	35,691,870
1,604,450	Altegris® Managed Futures Strategy Fund - Institutional Shares (a)(b)	15,129,965
3,039,216	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	31,000,002
		148,914,701
	Total Investment Companies (Cost $151,524,972)	148,914,701

	SHORT TERM INVESTMENTS - 2.02%

	Money Market Funds - 2.02%
3,067,598	Federated Prime Obligations Fund
	Effective Yield, 0.11%	3,067,598

	Total Short Term Investments (Cost $3,067,598)	3,067,598

	Total Investments (Cost $154,592,570) - 99.82%	151,982,299
	Other Assets in Excess of Liabilities - 0.18%	278,668
	TOTAL NET ASSETS - 100.00%	$152,260,967

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$154,592,570
Gross unrealized appreciation	1,257,481
Gross unrealized depreciation	(3,867,752)
Net unrealized depreciation	($2,610,271)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, corporate and convertible obligations, foreign debt obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swap contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 :

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$98,072,557	$—	$—	$98,072,557
Short Term Investments	382,492	—	—	382,492
Investments Purchased as Securities Lending Collateral	26,898,772	—	—	26,898,772
Total Investments in Securities	$125,353,821	$—	$—	$125,353,821

GuideMarkSM Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$3,397,025	$—	$—	$3,397,025
Convertible Preferred Stock	1,009,329	178,125	—	1,187,454
Preferred Stock	1,725,026	407,621	—	2,132,647
Total Equity	6,131,380	585,746	—	6,717,126
Fixed Income
Asset Backed Securities	—	945,213	—	945,213
Bank Loans	—	8,246,419	—	8,246,419
Collateralized Mortgage Obligations	—	32,954,712	—	32,954,712
Convertible Obligations	—	3,094,595	—	3,094,595
Corporate Obligations	—	60,924,214	—	60,924,214
Foreign Government Obligations	—	78,861,604	—	78,861,604
Mortgage Backed Securities		55,146,108		55,146,108
Total Fixed Income	—	240,172,865	—	240,172,865
Short Term Investments	9,531,755	7,501,528	—	17,033,283
Total Investments in Securities	$15,663,135	$248,260,139	$—	$263,923,274

Other Financial Instruments*
Forward Currency Contracts	$—	$1,761,795	$—	$1,761,795
Futures	(18,842)	—	—	(18,842)
Swaps		(110,356)		(110,356)
Total	$(18,842)	$1,651,439	$—	$1,632,597

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures and swaps. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$210,665,796	$—	$—	$210,665,796
Short Term Investments	5,045,507	—	—	5,045,507
Investments Purchased as Securities Lending Collateral	20,156,623	—	—	20,156,623
Total Investments in Securities	$235,867,926	$—	$—	$235,867,926

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$195,679,284	$—	$—	$195,679,284
Short Term Investments	4,467,824	—	—	4,467,824
Investments Purchased as Securities Lending Collateral	17,367,560	—	—	17,367,560
Total Investments in Securities	$217,514,668	$—	$—	$217,514,668

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$261,771,404	$—	$—	$261,771,404
Short Term Investments	6,082,022	—	—	6,082,022
Investments Purchased as Securities Lending Collateral	37,315,303	—	—	37,315,303
Total Investments in Securities	$305,168,729	$—	$—	$305,168,729

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$454,260,833	$—	$—	$454,260,833
Short Term Investments	15,726,946	—	—	15,726,946
Investments Purchased as Securities Lending Collateral	22,306,452	—	—	22,306,452
Total Investments in Securities	$492,294,231	$—	$—	$492,294,231

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuidePathSM Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$55,647,967	$—	$—	$55,647,967
Short Term Investments	1,291,652	—	—	1,291,652
Investments Purchased as Securities Lending Collateral	13,589,571	—	—	13,589,571
Total Investments in Securities	$70,529,190	$—	$—	$70,529,190

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuidePathSM Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$218,676,109	$—	$—	$218,676,109
Short Term Investments	5,201,152	—	—	5,201,152
Investments Purchased as Securities Lending Collateral	30,828,767	—	—	30,828,767
Total Investments in Securities	$254,706,028	$—	$—	$254,706,028

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$148,914,701	$—	$—	$148,914,701
Short Term Investments	3,067,598	—	—	3,067,598
Total Investments in Securities	$151,982,299	$—	$—	$151,982,299

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended December 31, 2012.

Derivative Instruments and Hedging Activities

GuideMarkSM Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize real returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$132,124	Depreciation on Swap Agreements	$242,480
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	3,645,702	Depreciation of forward currency contracts	1,883,907
Equity Contracts - Futures*	Variation margin on futures contracts	—	Variation margin on futures contracts	3,259
Interest Rate Contracts - Futures*	Variation margin on futures contracts	17,699	Variation margin on futures contracts	33,282
Total		$3,795,525		$2,162,928

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly market value of purchased and written options during the period ended December 31, 2012 were as follows:

Long Positions		Short Positions
Purchased Options	$156,642	Written Options	$29,189

The average monthly notional amount of futures, forwards, and swaps during the period ended December 31, 2012 were as follows:

Long Positions		Short Positions		Cross Positions
Futures	$146,526	Futures	$8,378,689	Futures	—
Forwards	$72,327,801	Forwards	$63,308,688	Forwards	$28,386,157
Swaps	$35,338,225	Swaps	—	Swaps	—

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/21/2013

By (Signature and Title)	/s/ Starr E. Frohlich
Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	02/21/2013